February 21, 2013

Stephen Krikorian, Esq.

Accounting Branch Chief

Division of Corporation Finance

States Securities & Exchange Commission

Washington, D.C.

United States of American

20549

Dear Mr. Krikorian:

RE:      FILE NO. 001-14611 – YOUR LETTER OF NOVEMBER 15, 2012

Thank you for your correspondence pertaining to our May 15, 2012 filing of our Form 20-F for the fiscal year ended December 31, 2011.  We are appreciative any and all comments and the bringing to our attention any and all errors and flaws.  We do strive to provide an accurate portrayal of our company and its operations.

We have now had the chance to have your comments reviewed by ourselves and by the Independent Accountants who provided the audit.

And so we reply to each as they are in your letter:

Form 20-F for the fiscal year ended December 31, 2011

Item 5.  Operating and Financial Review and Prospects

A.

Operating Results, page 8:

1.

The initial reference to 2009 was in error of course, 2010 being the correct comparison.

The further references to 2009 and the comparable discussion with 2010 have been removed.

Item 17. Consolidated Financial Statements, page 21

2.

The cover page reference to Item 17 has been corrected to refer to Item 18

The title to the Item 17 has corrected to read Item 18.

All references to differences between U.S. GAAP and IFRS have been removed.

Independent Audit’s Report, page 22

3 & 4.

Our independent accountants have provided their revised and updated Independent Auditors Report reflecting:

- an audit opinion that refers to and opines on International Financial Reporting Standards as issued by the International Accounting Standards Board, and

- revision to the Emphasis of Matter paragraph to comply with the standards of the Public Company Accounting Oversight Board regarding going concern uncertainties.

Interactive Data File

5.

Our over-eager EDGAR filer apparently was unaware of this issue.  The Interactive Data Files have been removed from the amended Form 20-F/A.  These will not be included in future filings until the IFRS taxonomy for use by foreign private issuers is available.

Acknowledgement

Creator Capital Limited acknowledges that:

-  it is responsible for the adequacy and accuracy of all filing disclosures;

-  any Commission Staff comments or changes to disclosure in response to staff comments does not foreclose the Commission from taking any action with respect to the filing, and

- any Commission Staff comments cannot be used as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States of America.

Thank you for all time and efforts in this review.  It is very much appreciated.

Best Regards

“Deborah Fortescue-Merrin”

Deborah Fortescue-Merrin

President

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